PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2024
Property, plant and equipment [abstract]
Disclosure of property and equipment [Table Text Block]
	Land and Building	Plant and Equipment	Office furniture and Equipment	Leasehold Improvement	Right of Use	Under Construction	Total
Cost
Balance at April 1, 2022	2,064,993	1,305,960	321,457	258,831	478,223	2,439,710	6,869,174
Additions	-	689,765	18,019	95,874	481,565	1,574,540	2,859,763
Disposals	-	(36,983)	(95,977)	-	-	-	(132,960)
Transfers	-	2,068,202	-	-	-	(2,068,202)	-
Balance at March 31, 2023	2,064,993	4,026,944	243,499	354,705	959,788	1,946,048	9,595,977
Additions	-	103,651	4,033	-	-	107,151	214,835
Disposals	-	(278,242)	-	-	-	-	(278,242)
Transfers	-	2,000,490	-	-	-	(2,000,490)	-
Balance at March 31, 2024	2,064,993	5,852,843	247,532	354,705	959,788	52,709	9,532,570

Accumulated Depreciation
Balance at April 1, 2022	61,950	334,157	139,131	123,340	185,175	-	843,753
Depreciation for the year	48,574	171,734	37,126	122,852	159,407	-	539,693
Disposals	-	(33,669)	(89,667)	-	-	-	(123,336)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2023	110,524	472,222	86,590	246,192	344,582	-	1,260,110
Depreciation for the year	44,313	348,822	31,911	28,348	160,320	-	613,714
Disposals	-	(111,711)	-	-	-	-	(111,711)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2024	154,837	709,333	118,501	274,540	504,902	-	1,762,113

Carrying Amounts
Balance at March 31, 2023	1,954,469	3,554,722	156,909	108,513	615,206	1,946,048	8,335,867
Balance at March 31, 2024	1,910,156	5,143,510	129,031	80,165	454,886	52,709	7,770,457